VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES
NOTE 12.    VARIABLE INTEREST ENTITIES
On March 7, 2010, we entered into an agreement with AlMansoori Petroleum Services LLC (“AlMansoori”) to form the joint venture AlMansoori Key Energy Services LLC under the laws of Abu Dhabi, UAE. The purpose of the joint venture is to engage in conventional workover and drilling services, pressure pumping services, coiled tubing services, fishing and rental tools and services, rig monitoring services, pipe handling services, fluids, waste treatment, and handling services, and wireline services. AlMansoori holds a 51% interest in the joint venture while we hold a 49% interest. Future capital contributions to the joint venture will be made on equal terms and in equal amounts, and any future share capital increases will be issued in proportion to the initial share capital percentages but paid for by AlMansoori and Key in equal amounts. Also, we share the profits and losses of the joint venture on equal terms and in equal amounts with AlMansoori. However, we hold three of the five board of directors seats and a controlling financial interest. The joint venture does not have sufficient resources to carry on its activities without our financial support; accordingly, we have determined it to be a variable interest entity of which we are the primary beneficiary. We consolidate the entity in our financial statements.
For the years ended December 31, 2011 and 2010, we recognized $10.2 million and $1.0 million of revenue, respectively, and $0.3 million of net income and $1.5 million of net loss, respectively, associated with this joint venture. Also, we have guaranteed the performance of the joint venture under its sole services contract valued at $2.0 million. At December 31, 2011 and 2010, there were $12.4 million and $2.5 million of assets, respectively, and $13.4 million and $4.0 million of liabilities associated with the joint venture. Also, creditors of the joint venture have no recourse against us other than the $2.0 million performance guarantee previously mentioned.